Earnings per share	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Earnings per share
29. Earnings per share
Reconciliation of the difference between basic and diluted earnings per share attributable to Toyota Motor Corporation are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted-average common shares	Earnings per share attributable to Toyota Motor Corporation

For the year ended March 31, 2023
Net income attributable to Toyota Motor Corporation	2,451,318

Basic and Diluted earnings per share attributable to Toyota Motor Corporation	2,451,318	13,658,382	179.47

For the year ended March 31, 2024
Net income attributable to Toyota Motor Corporation	4,944,933

Basic and Diluted earnings per share attributable to Toyota Motor Corporation	4,944,933	13,512,848	365.94

For the year ended March 31, 2025
Net income attributable to Toyota Motor Corporation	4,765,086

Basic and Diluted earnings per share attributable to Toyota Motor Corporation	4,765,086	13,252,456	359.56

The following table shows Toyota Motor Corporation shareholders’ equity per share. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equity in the consolidated statement of financial position by common shares issued and outstanding at the end of the year (excluding treasury stock).

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation shareholders’ equity	Common shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation shareholders’ equity per share
As of March 31, 2024	34,220,991	13,474,172	2,539.75
As of March 31, 2025	35,924,826	13,048,930	2,753.09
“Diluted earnings per share attributable to Toyota Motor Corporation” equals “Basic earnings per share attributable to Toyota Motor Corporation” for the years ended March 31, 2023, 2024 and 2025, because there were no potential dilutive shares during such periods.